Stock-Based Compensation (Details Textual)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 14, 2016 USD ($) Customers $ / shares shares	Feb. 28, 2017 Customers shares	Feb. 16, 2017 Customers shares	Jul. 26, 2016 USD ($) Customers $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)
Stock-Based Compensation (Textual)
Total options and warrants expenses						$ 28,995	$ 9,665	$ 92,472	$ 110,195	$ 3,880
Stock option expense							$ 9,665	92,472
2009 Grants [Member]
Stock-Based Compensation (Textual)
Options granted | shares							56,000		56,000
Options vesting period							10 years		10 years
Exercise price of options | $ / shares							$ 7.75		$ 7.75
Volatility rate									173.84%
Risk free interest rate									3.02%
Expected life									10 years
Total fair value of options									$ 413,107
Options vesting, description							Vested over 5 years and were fully vested as of December 31, 2017.		The options are fully vested at June 30, 2017.
2013 Grants [Member]
Stock-Based Compensation (Textual)
Options granted | shares							10,000		10,000
Options vesting period							10 years		10 years
Exercise price of options | $ / shares							$ 2.01		$ 2.01
Volatility rate							452.04%		452.04%
Risk free interest rate							0.88%		0.88%
Expected life							10 years		10 years
Total fair value of options							$ 19,400		$ 19,400
Stock option expense									$ 3,880	3,880
Options vesting, description							As of December 31, 2017, 8,000 options were vested.		As of June 30, 2017, 8,000 options were vested.
2014 Stock Incentive Plan [Member]
Stock-Based Compensation (Textual)
Options granted | shares	800,000			150,000
Number of employees | Customers	7	2	7	2
Options vesting period				1 year
Exercise price of options | $ / shares				$ 1.10
Grant date fair value of options | $ / shares	$ 2.24			$ 0.77
Volatility rate	112.70%			99.68%
Risk free interest rate	2.02%			1.15%
Expected life	5 years			5 years
Total fair value of options	$ 1,788,985			$ 115,979
Options exercised | shares		75,000
Options vesting, description	Vesting period from one to three years.
Options issued to purchase of common stock | shares	800,000
Options cancelled | shares			800,000
General and administrative expenses [Member] | 2014 Stock Incentive Plan [Member]
Stock-Based Compensation (Textual)
Stock option expense						$ 28,995	$ 9,665	$ 48,325	$ 106,315